Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
EARNINGS PER SHARE

10.    Earnings per share

Accounting policy

Headline earnings is presented as an additional earnings number allowed by IAS 33 Earnings per Share (IAS 33) and is calculated based on the requirements set out in SAICA Circular 1/2019 (Circular). Earnings, as determined in IAS 33, is the starting point and certain remeasurements net of related tax (current and deferred) and non-controlling interest are excluded. A remeasurement is an amount recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability.

10.1   Basic earnings per share

Basic EPS is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2019	2018	2017
Weighted average number of shares
Ordinary shares in issue (’000)	2,670,029	2,266,261	2,168,721
Bonus element of the capitalisation issue (’000)	-	-	86,749
Adjustment for weighting of ordinary shares in issue (’000)	(162,446)	(2,404)	(321,620)
Weighted average number of shares (’000)	2,507,583	2,263,857	1,933,850
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	62.1	(2,499.6)	(4,437.4)
Basic EPS (cents)	2	(110)	(229)

10.2   Diluted earnings per share

Diluted EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the diluted number of ordinary shares in issue during the year.

Dilutive shares are the number of potentially dilutive ordinary shares that could be issued as a result of share options granted to employees under the share option schemes (refer to note 6). As at 31 December 2018 and 2017, these were anti-dilutive.

	2019	2018	2017
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,507,583	2,263,857	1,933,850
Potential ordinary shares (’000)	71,372	-	-
Diluted weighted average number of shares (’000)	2,578,955	2,263,857	1,933,850
Diluted basic EPS (cents)	2	(110)	(229)

10.3   Headline earnings per share

Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

Reconciliation of profit/(loss) attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million - SA rand	Notes	Gross	Net of tax
2019
Profit attributable to owners of Sibanye-Stillwater			62.1
Gain on disposal of property, plant and equipment		(76.6)	(57.9)
Impairments	8	86.0	66.6
Impairment recognised by equity accounted associate		21.0	21.0
Gain on acquisition	14.1	(1,103.0)	(1,103.0)
Re-measurement items, attributable to non-controlling interest			3.0
Headline earnings			(1,008.2)
Headline EPS (cents)			(40)
2018
Loss attributable to owners of Sibanye-Stillwater			(2,499.6)
Gain on disposal of property, plant and equipment		(60.2)	(47.9)
Impairments	8	3,041.4	2,530.9
Headline earnings			(16.6)
Headline EPS (cents)			(1)
2017
Loss attributable to owners of Sibanye-Stillwater			(4,437.4)
Gain on disposal of property, plant and equipment		(40.7)	(29.3)
Impairments	8	4,411.0	4,242.8
Headline earnings			(223.9)
Headline EPS (cents)			(12)

10.4   Diluted headline earnings per share

Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2019	2018	2017
Diluted headline EPS (cents)	(40)	(1)	(12)